17. Stockholders’ Equity (Annual)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
17. Stockholders’ Equity (Annual)

14. Stockholders’ Equity

On January 7, 2022, the Company issued a total of 162,835 shares of common stock, valued at $425,000 for the settlement of compensation and bonuses due to the Company’s executive chairman, refer note 13 above.

Between March 28, 2022 and April 13, 2022, the Company sold 168,016 shares of common stock for gross proceeds of $387,053, less brokerage fees of $11,612 pursuant to the Open Market Sales AgreementSM that the Company entered into with Jefferies LLC on November 19, 2021.

On June 10, 2022, the Company entered into an engagement letter (the “Engagement Letter”), with H.C. Wainwright & Co., LLC (the “Placement Agent”), pursuant to which the Placement Agent agreed to serve as the exclusive placement agent for the Company, on a reasonable best efforts basis, in connection with an offering of securities (the “Offering”). The Company agreed to pay the Placement Agent an aggregate cash fee equal to 6.0% of the gross proceeds received in the Offering. The Company also agreed to pay the Placement Agent $50,000 for fees and expenses of legal counsel and up to $15,950 for clearing fees.

On June 13, 2022, the Company, entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”) providing for the issuance of (i) 2,625,000 shares of the Company’s common stock, (ii) pre-funded warrants to purchase up to 541,227 shares of Common Stock (the “Pre-Funded Warrant Shares”) with an exercise price of $0.0001 per share, which Pre-Funded Warrants were issued in lieu of shares of Common Stock to ensure that the Investor does not exceed certain beneficial ownership limitations, and (iii) warrants to purchase an aggregate of up to 3,166,227 shares of Common Stock, with an exercise price of $0.9475 per share, subject to customary adjustments thereunder. If after the six month anniversary of the issuance date there is no effective registration statement registering the shares underlying the Warrants (the “Warrant Shares”) for resale, then the Warrants are exercisable on a cashless basis.

The shares of Common Stock, the Pre-Funded Warrants, the Pre-Funded Warrant Shares and the Warrants are collectively referred to as the “Securities.” Pursuant to the Purchase Agreement, the Investor agreed to purchase the Securities for an aggregate purchase price of $3 million.

Pursuant to the Purchase Agreement, on June 15, 2022, an aggregate of 2,625,000 Shares and Pre-Funded Warrants to purchase 541,227 shares of Common Stock were issued to an Investor in a registered direct offering (the “Registered Offering”) and registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to a prospectus supplement to the Company’s currently effective registration statement on Form S-3 (File No. 333-256815), which was initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 4, 2021, and was declared effective on June 14, 2021. The Company filed the prospectus supplement for the Registered Offering on June 15, 2022.

Pursuant to the Purchase Agreement, the Company issued a Warrant exercisable for 3,166,227 shares of common stock, exercisable at $0.9475 per share and expires on December 15, 2027, to the Investor in a concurrent private placement pursuant to an exemption from the registration requirements of the Securities Act provided in Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder.

On July 12, 2022, the pre-funded warrant disclosed in note 15 below for 541,227 shares of common stock was exercised at an exercise price of $0.0001 per share for gross proceeds of $54.12.

On September 14, 2022, the Company filed a registration statement (the “Registration Statement”) to register the resale of the Warrant Shares within 90 days of the date of the Purchase Agreement which was declared effective on September 16, 2022.

On September 26, 2022, the compensation committee awarded a total of 3,500,000 restricted shares of common stock, valued at $1,587,600 to senior management of the Company as additional compensation for services rendered. Of the 3,500,000 restricted shares awarded, Mr. Ciavarella, the Company’s interim Chief Executive Officer was awarded 300,000 restricted shares of common stock valued at 136,080 and Mr. Reali, our interim Chief Financial Officer was awarded 200,000 restricted shares of common stock, valued at $90,720.

17. Stockholders’ Equity

For the year ended December 31, 2021, the Company issued a total of 533,790 shares of common stock, valued at $3,012,481 for the settlement of third party liabilities, compensation and directors’ fees to certain of the Company’s related parties, refer note 16 above.

Between January 4, 2021, and September 21, 2021, investors exercised warrants for 1,506,809 shares of common stock for gross proceeds of $3,962,481 at an average exercise price of $2.63 per share.

On January 22, 2021, the Company issued 24,476 restricted shares of common stock valued at $140,000 to Michele Ciavarella in terms of a compensation election he made for the 2021 fiscal year.

On July 15, 2021, the Company issued 1,265,823 shares of common stock to the Sellers of USB, at $4.74 per share with a market value of $4,544,304 on the date of acquisition.

The Company issued the following shares of common stock to promissory note holders in terms of the agreement entered into for the acquisition of Virtual Generation.

•	On January 1, 2020, 22,030 shares of common stock valued at $93,077;
•	On January 1, 2020, 132,735 shares of common stock valued at $561,350;
•	On February 27, 2020, 23,890 shares of common stock valued at $91,541;
•	On March 1, 2020, 25,690 shares of common stock valued at $96,372;
•	On April 1, 2020, 61,040 shares of common stock valued at $90,745;
•	On May 1, 2020, 24,390 shares of common stock valued at $91,265;
•	On June 1, 2020, 29,300 shares of common stock valued at $92,321;
•	On July 1, 2020, 35,130 shares of common stock valued at $91,265.

For the year ended December 31, 2020, the Company issued a total of 230,326 shares of common stock, valued at $739,004, upon the conversion of convertible debentures into equity.

On August 17, 2020, the Company closed its underwritten public offering of 4,166,666 units at a price of $2.40 per unit for gross proceeds of $9,999,998, before underwriting commission of $800,000 and other offering expenses. Each unit consists of one share of common stock and one five year warrant exercisable for one share of common stock at an exercise price of $2.50 per share.

The Company granted the underwriters a forty-five day option to purchase up to 624,999 shares of common stock and/or warrants at a price of $2.39 per share and $0.01 per five year warrant exercisable for one share of common stock at an exercise price of $2.50 per share. The underwriters were also issued a three year warrant exercisable for 208,333 shares of common stock at an exercise price of $3.00 per share.

On September 3, 2020, the underwriters executed a partial exercise of the option to purchase 624,999 units and purchased only the warrants at a purchase price of $0.01 per warrant, less underwriters commission of $500, for net proceeds of $5,250.

On December 30, 2020, the Company entered into a settlement agreement with its previous chairman whereby it issued 8,469 shares of common stock at a value of $46,666 to settle the balance owing of $46,666.

Between December 18, 2020 and December 31, 2020, investors exercised warrants for 3,321,226 shares of common stock at exercise prices ranging from $2.50 to $5.00 per share for gross proceeds of $8,541,896, and the use of proceeds from promissory notes, related party of $108,056 was applied to the warrant exercise.